Investments - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss			$ 0
Available for sale securities realized gains or losses	$ 0	$ 0